Equity-Based Compensation (Details 5) (Nonvested RSUs [Member], USD $)	12 Months Ended
Dec. 31, 2012
Nonvested RSUs [Member]
Summary of the status of nonvested RSUs
Nonvested at beginning of year, RSUs	517,394
Nonvested at beginning of year, Weighted-average Grant-Date Fair Value	$ 9.24
Granted, RSUs	362,650
Granted, Weighted-average Grant-Date Fair Value	$ 9.83
Vested, RSUs	(306,668)
Vested, Weighted-average Grant-Date Fair Value	$ 8.61
Forfeited, RSUs	(38,501)
Forfeited, Weighted-average Grant-Date Fair Value	$ 9.48
Nonvested at end of period, RSUs	534,875
Nonvested at end of period, Weighted-average Grant-Date Fair Value	$ 9.99